SCHEDULE OF INCOME TAX RECOVERY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss, continuing operations	$ (15,669,093)	$ (18,169,070)	$ (11,727,372)
Net income, discontinued operations			5,481,757
Net loss before taxes	(15,669,093)	(18,169,070)	(6,245,615)
Expected current income tax recovery	(4,152,310)	(4,814,804)	(1,655,088)
Deferred tax recovery			(292,740)
Total amount of expected and actual income tax recorded	(4,152,310)	(4,814,804)	(1,947,828)
Amounts not deductible for tax purposes	(1,201,600)	(957,400)	(1,212,900)
Other non-deductible items	(111,000)	(137,000)	(173,000)
Other deductible items	157,000	115,000	216,000
Non-taxable gain	383,000		2,307,000
Non-taxable loan forgiveness	49,000
Foreign tax differential	(508,000)	(221,000)	591,000
Non-recognizable permanent capital loss			(1,175,000)
Unusable foreign tax recoveries			(7,040,081)
Unrecognized tax recovered (losses)	2,920,710	3,614,404	(4,831,893)
Income tax recovery			$ 292,740